Segmented Information - Schedule of Operating Segments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Gross revenue from external customers	$ 6,479.6	$ 5,677.2
Less subconsultant and other direct expenses	1,413.4	1,220.0
Net revenue	5,066.2	4,457.2
Project margin	2,744.7	2,417.3
Canada
Disclosure of operating segments [line items]
Gross revenue from external customers	1,426.5	1,337.0
Canada | Operating Segments
Disclosure of operating segments [line items]
Gross revenue from external customers	1,426.5	1,337.0
Less subconsultant and other direct expenses	180.2	186.2
Net revenue	1,246.3	1,150.8
Project margin	667.4	611.0
United States
Disclosure of operating segments [line items]
Gross revenue from external customers	3,634.5	3,056.6
United States | Operating Segments
Disclosure of operating segments [line items]
Gross revenue from external customers	3,634.5	3,056.6
Less subconsultant and other direct expenses	950.4	790.0
Net revenue	2,684.1	2,266.6
Project margin	1,475.1	1,254.1
Foreign countries [member] | Operating Segments
Disclosure of operating segments [line items]
Gross revenue from external customers	1,418.6	1,283.6
Less subconsultant and other direct expenses	282.8	243.8
Net revenue	1,135.8	1,039.8
Project margin	$ 602.2	$ 552.2